                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2004
                                                -------------


Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):     [     ]  is a restatement.
                                      [     ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Creedon Keller and Partners, Inc.
Address:    123 Second Street, Suite 120
            Sausalito, California  94965


Form 13F File Number: 28-07674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Cooney
Title:  Chief Compliance Officer
Phone:  415-332-0111

Signature, Place, and Date of Signing:

    /s/ Brian Cooney          Sausalito, California        August 13, 2004
    ----------------          ---------------------        ---------------
     [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                0
                                               --------

Form 13F Information Table Entry Total:          69
                                               --------

Form 13F Information Table Value Total:       $2,843,837
                                           --------------
                                             (thousands)




List of Other Included Managers:

None

Creedon Keller & Partners Inc.
13-f Report
30-Jun-04

NAME OF ISSUER                                  TYPE OF CLASS              CUSIP            MARKET VALUE(X1000)     SHR/PRN AMOUNT
--------------                                  -------------              -----           ---------------------
ADAPTEC .75% 2023 REG                           CONVERTIBLE BONDS          00651FAG3            $   9,913             10000000 PRN
ADC TELECOM FLOAT 2013                          CONVERTIBLE BONDS          000886AB7            $  23,906             22500000 PRN
ADVANCED ENERGY 5% 2006                         CONVERTIBLE BONDS          007973AC4            $  17,456             17500000 PRN
AES CORP                                        CONVERTIBLE BONDS          00130HAN5            $   6,057              6087000 PRN
AGERE SYSTEMS 6.5 12/09                         CONVERTIBLE BONDS          00845VAA8            $  81,982             69995000 PRN
AGILENT TECHNOLOGIES INC DBCV 3.00% 12/0        CONVERTIBLE BONDS          00846UAB7            $ 112,139            106042000 PRN
AMERICAN AIRLINES 4.25% 2023 R                  CONVERTIBLE BONDS          001765BA3            $   4,011              4250000 PRN
AMERICAN INTL GROUP 0% 2031 RE                  CONVERTIBLE BONDS          026874AP2            $  29,869             45000000 PRN
AMERISOURCE HEALTH 5% 2007                      CONVERTIBLE BONDS          03071PAD4            $   3,549              3000000 PRN
APOGENT TECHNOLOGIES 2.25% 202                  CONVERTIBLE BONDS          03760AAE1            $  58,484             52837000 PRN
AVAYA 0% 2021                                   CORPORATE BONDS            053499aa7            $  55,266             86353000 PRN
BJ SERVICES 0.5000% 2022 REG                    CONVERTIBLE BONDS          055482AF0            $  42,862             50500000 PRN
BRINKER INTL 0% 2021                            CONVERTIBLE BONDS          109641AC4            $  54,186             82100000 PRN
CARNIVAL CORP 0% 2021 REG                       CONVERTIBLE BONDS          143658AS1            $  54,103             67000000 PRN
CELL THERAPEUTICS 5.75% 2008 R                  CONVERTIBLE BONDS          150934AD9            $   3,760              3979000 PRN
CENDANT CORP DBCV 3.875 11/2                    CONVERTIBLE BONDS          151313AN3            $  81,176             75076000 PRN
CENTURYTEL 4.75% 2032                           CONVERTIBLE BONDS          156700AH9            $  21,860             19850000 PRN
CHARLES RIVER LABS 3.5% 2022 R                  CONVERTIBLE BONDS          159863AL3            $  39,650             30500000 PRN
COMPUTER ASSOCIATES 5% REGISTE                  CONVERTIBLE BONDS          204912AR0            $  53,900             43250000 PRN
CYPRESS SEMICONDUCTOR 1.25% 20                  CONVERTIBLE BONDS          232806AH2            $  38,350             32500000 PRN
ECHOSTAR COMMUNICATIONS NEW 5.75% 5/1           CONVERTIBLE BONDS          278762AG4            $  52,788             51753000 PRN
HNC SOFTWARE 5.25                               CONVERTIBLE BONDS          40425PAC1            $  23,715             22505000 PRN
FAIRCHILD SEMI 5% 2008 REG                      CONVERTIBLE BONDS          303727AJ0            $  17,478             17500000 PRN
FAIRFAX FINANCIAL 5% 2023 REG                   CONVERTIBLE BONDS          303901AL6            $  10,875             10000000 PRN
FOUR SEASONS HOTEL 0% 2029                      CONVERTIBLE BONDS          35100EAD6            $  33,490             98500000 PRN
GENERAL MILLS 0% 2022 REG                       CONVERTIBLE BONDS          370334AU8            $  21,206             30000000 PRN
GPS 5.75- 05                                    CONVERTIBLE BONDS          364760AJ7            $  81,354             52318000 PRN
GREY WOLF 3.75% 2023 REG                        CONVERTIBLE BONDS          397888AD0            $  14,025             15000000 PRN
INCO 3.5% 2052 REGISTERED                       CONVERTIBLE BONDS          453258AR6            $  62,209             42500000 PRN
ISIS PHARMACEUTICALS 5.5% 2009                  CONVERTIBLE BONDS          464337AC8            $  10,120             11500000 PRN
JDS UNIPHASE 0% 2010 REG                        CONVERTIBLE BONDS          46612JAB7            $  46,905             44250000 PRN
KERR-MCGEE 5.25% 2005                           CONVERTIBLE BONDS          492386AP2            $  21,100             20000000 PRN
L-3 Comm 4% 9/15/11                             CONVERTIBLE BONDS          502424AD6            $  60,147             47500000 PRN
Liberty Media 3.25% 3/15/31                     CONVERTIBLE BONDS          530715AR2            $  18,300             20277000 PRN
LIBERTY MEDIA CORP DEB 3.500% 1/1               CONVERTIBLE BONDS          530715AN1            $  55,022             60630000 PRN
LNR PROPERTY 5.5% 2023 REG                      CONVERTIBLE BONDS          501940AF7            $  14,013             10000000 PRN
LUCENT TECHNOLOGIES 8% 2031                     CONVERTIBLE BONDS          549463AK3            $ 110,026             98150000 PRN
MANPOWER 0% 2021                                CONVERTIBLE BONDS          56418HAC4            $  70,497             97827000 PRN
MICRON TECH 2.5% 2010 REG                       CONVERTIBLE BONDS          595112AG8            $  63,646             44900000 PRN
NETWORKS ASSOCS INC 5.25% 8/1                   CONVERTIBLE BONDS          64123LAB7            $  44,113             40940000 PRN
NORTEL NETWORKS CORP NEW 4.25% 9/0              CONVERTIBLE BONDS          656568AB8            $   7,178              7467000 PRN
ODYSSEY RE HOLDINGS 4.375% 202                  CONVERTIBLE BONDS          67612WAB4            $   4,304              3530000 PRN
OHIO CAS CORP 5.000% 3/1                        CONVERTIBLE BONDS          677240AC7            $  23,116             21833000 PRN
OSI PHARMACEUTICALS 3.25% 2023                  CONVERTIBLE BONDS          671040AD5            $   2,479              1500000 PRN
PENNEY JC INC Note 5.00% 10/1                   CONVERTIBLE BONDS          708160BV7            $  12,783              9500000 PRN
PERFORMANCE FOOD GROUP 5.5% 20                  CONVERTIBLE BONDS          713755AA4            $  36,225             35000000 PRN
PMI GROUP 2.5% 2021                             CONVERTIBLE BONDS          69344MAE1            $  79,925             69500000 PRN
PROVIDIAN FINACIAL 4% 2008                      CONVERTIBLE BONDS          74406AAC6            $  23,428             18250000 PRN
QUEST DIAGNOSTICS 1.75% 2021 R                  CONVERTIBLE BONDS          74834LAF7            $  47,588             45000000 PRN
RADIAN GROUP 2.25% 2022                         CONVERTIBLE BONDS          750236AF8            $  42,575             41335000 PRN
ROYAL CARIBBEAN CRUISES LTD Note 2/0            CORPORATE BONDS            780153ak8            $  64,500            120000000 PRN
SCHOOL SPECIALTY 6% 2008 REG                    CONVERTIBLE BONDS          807863AC9            $  31,591             27500000 PRN
Liberty Media .75% 2023 REG                     CONVERTIBLE BONDS          530718AF2            $  22,788             20000000 PRN
TYCO 2.75 2018 REG                              CONVERTIBLE BONDS          902118BF4            $  91,128             60500000 PRN
TYCO INTERNATIONAL 3.125% 2023                  CONVERTIBLE BONDS          902118BG2            $ 184,465            113650000 PRN
US CELLULAR                                     CONVERTIBLE BONDS          911684AA6            $  24,505             46511000 PRN
WEBMD 3.25% 2007                                CONVERTIBLE BONDS          94769MAC9            $  45,600             40000000 PRN
YOUNG & RUBICAM 3% 2005 REG                     CONVERTIBLE BONDS          987425AC9            $  25,085             24929000 PRN
CHESAPEAKE ENERGY 6% PFD REG                    CONVERTIBLE PREFERRED      165167701            $   3,164                40825 SHR
EXIDE TECHNOLOGIES                              COMMON STOCK               302051206            $   1,926                94198 SHR
EXIDE WARRANTS                                  Rights                     302051123            $     890               181245 SHR
Ford 6.5% 2032 preferred                        CONVERTIBLE PREFERRED      345395206            $  17,855               325000 SHR
Ford 6.5% 2032 Preferred                        CONVERTIBLE PREFERRED      345395206            $ 119,764              2180000 SHR
GENERAL MOTORS DEB SR CV C33                    PREFERRED STOCK            370442717            $  47,271              1625000 SHR
GENERAL MTRS CORP DEB SR CONV B                 CONVERTIBLE PREFERRED      370442733            $  61,800              2500000 SHR
NATIONAL AUSTRALIA BK CAP UTS                   COMMON STOCK               632525309            $  94,049              2650000 SHR
NY COMMUNITY CAP TK V                           CONVERTIBLE PREFERRED      64944p307            $  11,261               202900 SHR
OMNICARE CAP TR I PIERS                         CONVERTIBLE PREFERRED      68214L201            $  60,934               973000 SHR
Reinsurance Group Amer PFD TR INQ EQ            PREFERRED STOCK            759351307            $  32,154               559200 SHR

                                                                                               $2,843,837

NAME OF ISSUER                                    SHR/PRN      PUT / CALL    INVESTMENT DISCRETION     OTHER MANAGERS   SOLE
--------------
ADAPTEC .75% 2023 REG                                                            X                                        X
ADC TELECOM FLOAT 2013                                                           X                                        X
ADVANCED ENERGY 5% 2006                                                          X                                        X
AES CORP                                                                         X                                        X
AGERE SYSTEMS 6.5 12/09                                                          X                                        X
AGILENT TECHNOLOGIES INC DBCV 3.00% 12/0                                         X                                        X
AMERICAN AIRLINES 4.25% 2023 R                                                   X                                        X
AMERICAN INTL GROUP 0% 2031 RE                                                   X                                        X
AMERISOURCE HEALTH 5% 2007                                                       X                                        X
APOGENT TECHNOLOGIES 2.25% 202                                                   X                                        X
AVAYA 0% 2021                                                                    X                                        X
BJ SERVICES 0.5000% 2022 REG                                                     X                                        X
BRINKER INTL 0% 2021                                                             X                                        X
CARNIVAL CORP 0% 2021 REG                                                        X                                        X
CELL THERAPEUTICS 5.75% 2008 R                                                   X                                        X
CENDANT CORP DBCV 3.875 11/2                                                     X                                        X
CENTURYTEL 4.75% 2032                                                            X                                        X
CHARLES RIVER LABS 3.5% 2022 R                                                   X                                        X
COMPUTER ASSOCIATES 5% REGISTE                                                   X                                        X
CYPRESS SEMICONDUCTOR 1.25% 20                                                   X                                        X
ECHOSTAR COMMUNICATIONS NEW 5.75% 5/1                                            X                                        X
HNC SOFTWARE 5.25                                                                X                                        X
FAIRCHILD SEMI 5% 2008 REG                                                       X                                        X
FAIRFAX FINANCIAL 5% 2023 REG                                                    X                                        X
FOUR SEASONS HOTEL 0% 2029                                                       X                                        X
GENERAL MILLS 0% 2022 REG                                                        X                                        X
GPS 5.75- 05                                                                     X                                        X
GREY WOLF 3.75% 2023 REG                                                         X                                        X
INCO 3.5% 2052 REGISTERED                                                        X                                        X
ISIS PHARMACEUTICALS 5.5% 2009                                                   X                                        X
JDS UNIPHASE 0% 2010 REG                                                         X                                        X
KERR-MCGEE 5.25% 2005                                                            X                                        X
L-3 Comm 4% 9/15/11                                                              X                                        X
Liberty Media 3.25% 3/15/31                                                      X                                        X
LIBERTY MEDIA CORP DEB 3.500% 1/1                                                X                                        X
LNR PROPERTY 5.5% 2023 REG                                                       X                                        X
LUCENT TECHNOLOGIES 8% 2031                                                      X                                        X
MANPOWER 0% 2021                                                                 X                                        X
MICRON TECH 2.5% 2010 REG                                                        X                                        X
NETWORKS ASSOCS INC 5.25% 8/1                                                    X                                        X
NORTEL NETWORKS CORP NEW 4.25% 9/0                                               X                                        X
ODYSSEY RE HOLDINGS 4.375% 202                                                   X                                        X
OHIO CAS CORP 5.000% 3/1                                                         X                                        X
OSI PHARMACEUTICALS 3.25% 2023                                                   X                                        X
PENNEY JC INC Note 5.00% 10/1                                                    X                                        X
PERFORMANCE FOOD GROUP 5.5% 20                                                   X                                        X
PMI GROUP 2.5% 2021                                                              X                                        X
PROVIDIAN FINACIAL 4% 2008                                                       X                                        X
QUEST DIAGNOSTICS 1.75% 2021 R                                                   X                                        X
RADIAN GROUP 2.25% 2022                                                          X                                        X
ROYAL CARIBBEAN CRUISES LTD Note 2/0                                             X                                        X
SCHOOL SPECIALTY 6% 2008 REG                                                     X                                        X
Liberty Media .75% 2023 REG                                                      X                                        X
TYCO 2.75 2018 REG                                                               X                                        X
TYCO INTERNATIONAL 3.125% 2023                                                   X                                        X
US CELLULAR                                                                      X                                        X
WEBMD 3.25% 2007                                                                 X                                        X
YOUNG & RUBICAM 3% 2005 REG                                                      X                                        X
CHESAPEAKE ENERGY 6% PFD REG                                                     X                                        X
EXIDE TECHNOLOGIES                                                               X                                        X
EXIDE WARRANTS                                                                   X                                        X
Ford 6.5% 2032 preferred                                                         X                                        X
Ford 6.5% 2032 Preferred                                                         X                                        X
GENERAL MOTORS DEB SR CV C33                                                     X                                        X
GENERAL MTRS CORP DEB SR CONV B                                                  X                                        X
NATIONAL AUSTRALIA BK CAP UTS                                                    X                                        X
NY COMMUNITY CAP TK V                                                            X                                        X
OMNICARE CAP TR I PIERS                                                          X                                        X
Reinsurance Group Amer PFD TR INQ EQ                                             X                                        X